Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Costs [Member]
Statement [Line Items]
Amortization charge	$ 53	$ 84
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	173	128
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 1	2
Discontinued opertions [Member]
Statement [Line Items]
Amortization charge		$ 3,710